Revenue	12 Months Ended
Dec. 31, 2022
Revenue
Revenue

Note 4 Revenue

Nature of Goods and Services

Infrastructure

Due to the nature of the Company’s performance obligations, the estimation of total revenue and cost at completion is complex, subject to many variables and requires significant judgment. Management must make assumptions and estimates regarding labor productivity and availability, the complexity of the work to be performed, the cost and availability of materials, the performance of subcontracts, and the availability and timing of funding from the customer, among other variables. As a significant change in one or more of these estimates could affect the profitability of contracts, the Company reviews and updates contract-related estimates regularly through a review process in which management reviews the progress and execution of performance obligations and the estimated cost at completion. As part of this process, management reviews information including, but not limited to, any outstanding key contract matter, progress towards completion and the related program schedule and the related changes in estimates of revenues and costs. The Company recognizes adjustments in estimated profit on contracts under the cumulative catch-up method. Under this method, the impact of the adjustment on profit recorded to date is recognized in the period the adjustment is identified. Revenue and profit in future periods of contract performance is recognized using the adjusted estimate. If at any time the estimate of contract profitability indicates an anticipated loss on the contract, the Company recognizes a provision for the entire loss in the period it is identified.

The nature of the Company’s contracts gives rise to several types of variable consideration, including claims and unpriced change orders. The Company recognizes revenue for variable consideration when it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The Company estimates the amount of revenue to be recognized on variable consideration, using the expected value or the most likely amount method, whichever is expected to better predict the amount. The Company’s estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on assessments of legal enforceability, performance, and all information that is reasonably available to the Company.

Telecommunications

Our telecommunications segment operates an extensive network of direct routes and offers premium voice communication services for carrying a mix of business, residential and carrier long-distance traffic, data and transit traffic. Telecommunications has both a customer and vendor relationship with most parties. Telecommunications sells the customer routing services through the Telecommunications supplier routes on incoming calls and then Telecommunications purchases routing services from other vendor’s supplier routes in order to complete the call. Revenue is earned based on the number of minutes during a call multiplied by the price per minute and is recorded upon completion of a call. Incomplete calls are not revenues earned by Telecommunications and may occur as a result of technical issues or because the customer’s credit limit was exceeded and thus the customer routing of traffic was prevented. Revenue for a period is calculated from information received through Telecommunication’s billing software, such as minutes and market rates. Telecommunications evaluates gross versus net revenue recognition for each of its contractual arrangements by assessing indicators of control and significant influence to determine whether Telecommunications acts as a principal (i.e. gross recognition) or an agent (i.e. net recognition). Telecommunications has determined that it acts as a principal for all of its performance obligations in connection with all revenue earned as Telecommunications may accept or reject calls, determines the routing decision and routing vendor and has the risk of financial loss on revenues from customers and amounts owed to the vendors. Net revenue represents gross revenue, net of allowance for doubtful accounts receivable, service credits and service adjustments. Cost of revenue includes network costs that consist of access, transport and termination costs. The majority of Telecommunications’ cost of revenue is variable, primarily based upon minutes of use, with transmission and termination costs being the most significant expense.

The amount of consideration the Company receives and revenue it recognizes is fixed based upon contractually agreed upon rates. The Company recognizes revenue at a point in time when the voice, data and SMS are routed and the performance obligations are satisfied.

Contract Balances

The following table provides information about receivables, costs in excess of billing, and deferred revenue from contracts with customers. Accounts receivable in the table below represent receivables that are generated from contracts with customers.

(in thousands)	December 31, 2022	December 31, 2021
Receivables included in "Accounts receivable net of allowances"	$72,405	$73,334
Contract assets	6,090	4,812
Contract liabilities - current	13,741	7,018

Changes in Contract Balances

The timing of revenue recognition, billings and cash collections results in accounts receivable, and customer advances and unearned revenue on the Company’s consolidated balance sheets. At times, the Company receives advance payments or deposits from its customers before revenue is recognized, resulting in contract liabilities. The contract liabilities primarily relate to the advance consideration received from customers on certain contracts. For these contracts, revenue is recognized in a manner that is consistent with the satisfaction of the underlying performance obligations. The contract liabilities are reported on the consolidated balance sheets on a contract-by-contract basis at the end of each respective reporting period within the deferred revenue line item.

Significant changes in the balance of contract liabilities during the period are as follows:

(in thousands)	Year Ended December 31, 2022
Beginning balance on January 1, 2022	$7,018
Revenue recognized during the period that was included in the beginning balance of contract liabilities	(6,484)
Additions, net of revenue recognized during the period	13,207
Ending balance on December 31, 2022	$13,741

Disaggregation of Revenue

The following table presents the Company’s revenues disaggregated by segment:

	Years ended December 31,
(in thousands)	2022	2021
Revenue
Infrastructure	105,523	24,251
Telecommunications	$592,310	$452,767
Total revenue	$697,833	$477,018